Intangible Assets, Net (Details) - Schedule of Estimated Amortization - Jun. 30, 2023	CNY (¥)	USD ($)
Schedule of Estimated Amortization [Abstract]
2023	¥ 1,492,500	$ 215,738
2024	1,492,500	215,738
2025	1,492,500	215,738
2026	1,492,500	215,738
Thereafter
Total	¥ 5,970,000	$ 862,954